Commitments and Contingencies (Details) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)	Feb. 24, 2018 USD ($) building	Feb. 25, 2017 USD ($)
Entity Information [Line Items]
Number of buildings with non-cancelable operating leases | building			9
Rent expense	$ 0.6		$ 1.2
Other commitment payment obligation	$ 0.8		$ 0.8
(Predecessor)
Entity Information [Line Items]
Rent expense		$ 0.3		$ 0.9